Convertible Loans (Details) - Schedule of convertible loans - Convertible Loans [Member]	Dec. 31, 2020 USD ($)
Convertible Loans (Details) - Schedule of convertible loans [Line Items]
Convertible loans, net of discount of $0 and $41,611	$ 383,313
Convertible loans – related party	113,130
Total Convertible loans	496,443
Less: current portion	(463,980)
Convertible loans, long term	$ 32,463